Acquisitions (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2016	Sep. 14, 2016	Mar. 05, 2016	Nov. 30, 2017	Oct. 27, 2017	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016	Jul. 01, 2017
Common stock value				$ 677,218		$ 677,218		$ 677,218		$ 526,060	$ 414,615
Total Compensation Expense and Purchase Price				853,955		853,955		853,955		$ 853,955
Aggregate shares										435,000
Interest expense						(128,189)	$ (8,548)	(221,438)	$ (8,548)	$ (19,040)
Convertible note payable - related party (Note 8, 14)										400,000
Rezserve Technologies [Member]
Common stock value		$ 1,080,000
Stock purchase agreement		100.00%
Aggregate purchased value		$ 1,480,000
Aggregate shares		3,000,000
Convertible note payable		$ 400,000
Interest rate		0.00%
Interest expense		$ (19,040)
Convertible note payable - related party (Note 8, 14)		400,000
Impairment expense		$ 1,445,292								1,445,292
Comencia, Inc. Acquisition [Member]
Common stock value												$ 750,000
Comencia, Inc. Acquisition [Member] | July 1, 2017 [Member]
Common stock value				$ 750,000		$ 750,000		$ 750,000
Common stock, closing price				$ 0.30		$ 0.30		$ 0.30
Interest rate				3.00%		3.00%		3.00%
Note receivable				$ 55,000		$ 55,000		$ 55,000
Remaining balance				$ 45,000
Common stock granted to existing owners				2,500,000
Cityinformation B V [Member]
Common stock value					$ 821,667
Common stock, closing price					$ 0.29
Common stock granted to existing owners					2,833,333
Appointment.com Acquisition [Member]
Assets purchase agreement	1,625,000
Common stock value	$ 731,500
Total Compensation Expense and Purchase Price	853,955
Liabilities Assumed	$ 122,705
Cloud.Market Acquisition [Member]
Impairment expense										$ 67,500
Common stock shares Issued			750,000
Common stock shares issued value			$ 7,500